Financial risk management - Maximum credit risk (Details) - Credit risk - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk management
Total credit risk	€ 422	€ 579
Loan commitments given undrawn
Risk management
Total credit risk	180	303
Customer financing related loan receivables
Risk management
Total credit risk	€ 242	€ 276